Segment Information (Information about Operating Results and Assets for Each Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Net sales:
Net sales	¥ 3,160,243	¥ 3,593,299		¥ 3,951,937
Operating cost and expenses	3,049,696	3,418,879	[1]	3,609,485
Operating profit	110,547	174,420		342,452
Other income (deductions)	19,733	21,073		19,940
Income before income taxes	130,280	195,493		362,392
Total assets	4,625,614	4,771,918		4,902,955
Depreciation and amortization	227,825	237,327		251,554
Capital expenditures	161,727	211,228		200,504
Office Business Unit
Net sales:
Net sales	1,437,188	1,749,165		1,865,056
Operating cost and expenses	1,358,843	1,587,111	[1]	1,651,272
Operating profit	81,369	164,996		217,083
Other income (deductions)	5,114	5,439		8,280
Income before income taxes	86,483	170,435		225,363
Total assets	812,553	878,705		937,607
Depreciation and amortization	56,814	59,061		66,107
Capital expenditures	46,536	51,680		48,415
Imaging System Business Unit
Net sales:
Net sales	711,317	806,425		969,660
Operating cost and expenses	640,433	759,247	[1]	843,599
Operating profit	71,805	48,167		126,836
Other income (deductions)	(735)	1,499		4,179
Income before income taxes	71,070	49,666		131,015
Total assets	242,923	313,141		371,944
Depreciation and amortization	30,381	35,805		38,054
Capital expenditures	19,814	24,016		25,712
Medical System Business Unit
Net sales:
Net sales	435,368	437,456		437,305
Operating cost and expenses	410,830	411,781	[1]	408,739
Operating profit	25,244	26,744		28,839
Other income (deductions)	300	539		640
Income before income taxes	25,544	27,283		29,479
Total assets	286,749	273,525		247,282
Depreciation and amortization	11,781	11,760		9,365
Capital expenditures	7,244	7,074		7,454
Industry and Others Business Unit
Net sales:
Net sales	577,130	598,653		679,916
Operating cost and expenses	641,588	669,041	[1]	722,501
Operating profit	13,225	19,392		59,386
Other income (deductions)	1,090	33		2,284
Income before income taxes	14,315	19,425		61,670
Total assets	446,674	409,587		390,282
Depreciation and amortization	40,406	40,732		39,926
Capital expenditures	24,079	33,458		23,887
Corporate and Eliminations
Net sales:
Net sales	(760)	1,600
Operating cost and expenses	(1,998)	(8,301)	[1]	(16,626)
Operating profit	(81,096)	(84,879)		(89,692)
Other income (deductions)	13,964	13,563		4,557
Income before income taxes	(67,132)	(71,316)		(85,135)
Total assets	2,836,715	2,896,960		2,955,840
Depreciation and amortization	88,443	89,969		98,102
Capital expenditures	64,054	95,000		95,036
Operating Segments
Net sales:
Net sales	3,160,243	3,593,299		3,951,937
Operating Segments | Office Business Unit
Net sales:
Net sales	1,440,212	1,752,107		1,868,355
Operating Segments | Imaging System Business Unit
Net sales:
Net sales	712,238	807,414		970,435
Operating Segments | Medical System Business Unit
Net sales:
Net sales	436,074	438,525		437,578
Operating Segments | Industry and Others Business Unit
Net sales:
Net sales	654,813	688,433		781,887
Operating Segments | Corporate and Eliminations
Net sales:
Net sales	(83,094)	(93,180)		(106,318)
Intersegment Eliminations | Office Business Unit
Net sales:
Net sales	3,024	2,942		3,299
Intersegment Eliminations | Imaging System Business Unit
Net sales:
Net sales	921	989		775
Intersegment Eliminations | Medical System Business Unit
Net sales:
Net sales	706	1,069		273
Intersegment Eliminations | Industry and Others Business Unit
Net sales:
Net sales	77,683	89,780		101,971
Intersegment Eliminations | Corporate and Eliminations
Net sales:
Net sales	¥ (82,334)	¥ (94,780)		¥ (106,318)

[1]	During 2019, the Company implemented a restructuring plan centered in Europe with the goal of reorganizing sales structure and improving profitability mainly in the Office Business Unit. The employee severance charges in the Office Business Unit under the plan for the year ended December 31, 2019 were ¥15,621 million and most of the charges are included in selling, general and administrative expenses in the consolidated statements of income. The balance of the related employee severance liability as of December 31, 2019 is ¥10,225 million. The restructuring charges for the years ended December 31, 2020 and 2018 were not significant.